Authorised and issued share capital - Movements and Weighted-average Exercise Price for Options Granted (Detail)	12 Months Ended
	Dec. 31, 2017 GBP (£) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 GBP (£) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 shares	Dec. 31, 2017 USD ($)
American depository receipts [member] | WPP Executive Share Option Scheme [member]
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Weighted-average exercise price for options, 1 January | $		$ 59.170
Weighted-average exercise price for options, Exercised | $		59.170
Weighted-average exercise price for options, Outstanding 31 December | $				$ 59.170
American depository receipts [member] | WPP Worldwide Share Ownership Program [member]
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Weighted-average exercise price for options, 1 January | $		93.131
Weighted-average exercise price for options, Exercised | $		57.808
Weighted-average exercise price for options, Lapsed | $		98.281
Weighted-average exercise price for options, Outstanding 31 December | $		94.752		93.131
Weighted-average exercise price for options, Exercisable | $						$ 94.752
American depository receipts [member] | WPP Share Option Plans [member]
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Weighted-average exercise price for options, 1 January | $		109.998
Weighted-average exercise price for options, Granted | $		88.260
Weighted-average exercise price for options, Lapsed | $		109.612
Weighted-average exercise price for options, Outstanding 31 December | $		$ 101.047		$ 109.998
Ordinary shares [member]
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Options granted, Beginning balance	18,092,218	18,092,218
Options granted, Granted	5,960,775	5,960,775
Options granted, Exercised | shares	(630,822)	(630,822)	(2,514,706)	(2,514,706)	(3,618,300)
Options granted, Lapsed	(2,436,730)	(2,436,730)
Options granted, Ending balance	20,985,441	20,985,441	18,092,218	18,092,218
Options granted, Exercisable	6,377,366					6,377,366
Ordinary shares [member] | WPP Executive Share Option Scheme [member]
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Options granted, Beginning balance	8,851	8,851
Options granted, Exercised	(2,110)	(2,110)
Options granted, Ending balance	6,741	6,741	8,851	8,851
Options granted, Exercisable	6,741					6,741
Weighted-average exercise price for options, 1 January | £	£ 9.355
Weighted-average exercise price for options, Outstanding 31 December | £	9.355		£ 9.355
Weighted-average exercise price for options, Exercisable | £	£ 9.355
Ordinary shares [member] | WPP Worldwide Share Ownership Program [member]
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Options granted, Beginning balance	7,809,917	7,809,917
Options granted, Exercised	(620,387)	(620,387)
Options granted, Lapsed	(813,780)	(813,780)
Options granted, Ending balance	6,375,750	6,375,750	7,809,917	7,809,917
Options granted, Exercisable	6,370,625					6,370,625
Weighted-average exercise price for options, 1 January | £	£ 12.059
Weighted-average exercise price for options, Exercised | £	10.428
Weighted-average exercise price for options, Lapsed | £	12.592
Weighted-average exercise price for options, Outstanding 31 December | £	12.195		£ 12.059
Weighted-average exercise price for options, Exercisable | £	£ 12.194
Ordinary shares [member] | WPP Executive Share Option New Scheme [member]
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Options granted, Beginning balance	10,273,450	10,273,450
Options granted, Granted	5,960,775	5,960,775
Options granted, Exercised	(8,325)	(8,325)
Options granted, Lapsed	(1,622,950)	(1,622,950)
Options granted, Ending balance	14,602,950	14,602,950	10,273,450	10,273,450
Weighted-average exercise price for options, 1 January | £	£ 16.192
Weighted-average exercise price for options, Granted | £	13.085
Weighted-average exercise price for options, Lapsed | £	16.244
Weighted-average exercise price for options, Outstanding 31 December | £	£ 14.929		£ 16.192